August 6, 2010 Via Edgar
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
019656-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549

Re:	Perritt Funds – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Perritt MicroCap Opportunities Fund, Inc., a Maryland corporation (“PMOF Inc.”), and Perritt Funds, Inc., a Maryland corporation (“PF Inc.” and PMOF Inc. and PF Inc. collectively, the “Companies”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Companies’ preliminary notice of special meeting, proxy statement and form of proxies (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the Perritt MicroCap Opportunities Fund, the sole series of PMOF Inc., and the Perritt Emerging Opportunities Fund, the sole series of PF Inc. (the “Special Meeting”).

The only substantive matters to be considered at the Special Meeting are: (1) the approval of a new investment advisory agreement for each of the Perritt MicroCap Opportunities Fund and the Perritt Emerging Opportunities Fund, (2) the approval of changes to certain fundamental investment restrictions of the Perritt MicroCap Opportunities Fund and (3) the election of three directors to the Board of Directors of the Companies.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Attachments

BOSTON	LOS ANGELES	SACRAMENTO	TALLAHASSEE
BRUSSELS	MADISON	SAN DIEGO	TAMPA
CHICAGO	MILWAUKEE	SAN DIEGO/DEL MAR	TOKYO
DETROIT	NEW YORK	SAN FRANCISCO	WASHINGTON, D.C.
JACKSONVILLE	ORLANDO	SILICON VALLEY